Employee Benefit Plans - Pre-Tax Amounts Included in Accumulated OCI (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Net Actuarial (Gain) Loss	$ 6,881	$ 6,070
Transition Obligation	32	63
Prior Service Cost (Credits)	96	142
Amounts Recognized in Accumulated OCI	7,009	6,275
Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net Actuarial (Gain) Loss	6,743	5,461
Transition Obligation	0	0
Prior Service Cost (Credits)	67	98
Amounts Recognized in Accumulated OCI	6,810	5,559
Nonqualified and Other Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net Actuarial (Gain) Loss	409	656
Transition Obligation	0	0
Prior Service Cost (Credits)	(7)	(15)
Amounts Recognized in Accumulated OCI	402	641
Postretirement Health and Life Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net Actuarial (Gain) Loss	(59)	(27)
Transition Obligation	32	63
Prior Service Cost (Credits)	33	58
Amounts Recognized in Accumulated OCI	6	94
Non-U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net Actuarial (Gain) Loss	(212)	(20)
Transition Obligation	0	0
Prior Service Cost (Credits)	3	1
Amounts Recognized in Accumulated OCI	$ (209)	$ (19)